Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Enlivex Therapeutics Ltd.
Entity Central Index Key	0001596812
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	10,334,126
Entity Filer Category	Accelerated Filer
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3